EQUITY - Information related to options outstanding (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Options outstanding
Exercise Price	$ 5.81	$ 5.81	$ 3.56
Outstanding Number of options	85,836	73,428	257,478
Weighted Average Life in Years	1 year